Share-based compensation - Summary of Restricted Shares Activity (Details) - Restricted Share Units - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation
Number of shares, Outstanding	569,945,385	146,954,430	123,791,055
Number of shares, Granted	229,907,010	494,060,175	102,323,925
Number of shares, Forfeited	(62,462,055)	(21,423,390)	(28,129,155)
Number of shares, Vested	(186,096,045)	(49,645,830)	(51,031,395)
Number of shares, Outstanding	551,294,295	569,945,385	146,954,430
Weighted average grant date fair value, Outstanding	$ 0.12	$ 0.35	$ 0.6
Weighted average grant date fair value, Granted	0.07	0.1	0.15
Weighted average grant date fair value, Forfeited	0.07	0.22	0.29
Weighted average grant date fair value, Vested	0.16	0.61	0.6
Weighted average grant date fair value, Outstanding	$ 0.09	$ 0.12	$ 0.35